19 Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2020
Payroll Social Charges And Accruals [Abstract]
Payroll, Social Charges and Accruals
19	Payroll, Social Charges and Accruals

	12.31.2020	12.31.2019
Social security liabilities
Taxes and social contribution	42,748	47,022
Social security charges on paid vacation and 13th salary	29,742	29,182
	72,490	76,204
Labor liabilities
Payroll, net	-	3,330
Vacation and 13th salary	100,175	98,648
Provisons by performance andprofit sharing	483,110	156,040
Voluntary retirement program	28,071	2,820
Other liabilities	200	2
	611,556	260,840
	684,046	337,044